Document and Entity Information	Jun. 11, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001965040
Document Type	8-K
Document Period End Date	Jun. 11, 2025
Entity Registrant Name	Fortrea Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41704
Entity Tax Identification Number	92-2796441
Entity Address, Address Line One	8 Moore Drive
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	877
Local Phone Number	495-0816
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	FTRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false